Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail)		12 Months Ended
		Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / USD $ / shares
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		6,195,656	6,633,364	6,669,790
Granted during the period/year | shares		186,585	267,033	519,025
Cancelled during the year	[1]	(297,558)	(704,741)	(555,451)
At the end of the period/year | shares		6,084,683	6,195,656	6,633,364
Outstanding as of beginning of period/year		$ 7.33	$ 6.18	$ 4.89
Granted during the period/year		49.58	32.17	17.83
Cancelled during the year	[1]	10.1	5.96	2.13
At the end of the period/year		$ 8.49	$ 7.33	$ 6.18
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		5,525,010	5,123,346	3,705,757
Granted during the period/year | shares		48,324	422,941	1,417,589
Cancelled during the year | shares	[2]	(1,520,887)	(21,277)	0
At the end of the period/year | shares		4,052,447	5,525,010	5,123,346
Outstanding as of beginning of period/year		$ 11.57	$ 10.03	$ 7.05
Granted during the period/year		51.07	30	17.83
Cancelled during the year	[2]	7.05	7.05	0
At the end of the period/year		$ 13.74	$ 11.57	$ 10.03

[1]	Related to restricted stock annulled or cancelled for the year, which has no relation with the restricted stock vested.
[2]	Related to performance restricted stock annulled or cancelled for the year, which has no relation with the performance restricted stock vested.